CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets, net	$ 2,520,965	$ 2,960,002
Property, plant and equipment, net	74,919	74,742
Right-of-use asset	10,493	9,192
Investments in associates	11,992	1,911
Other financial assets at fair value through profit or loss	5,979	3,160
Other financial assets at amortized cost	61,090	3,764
Derivative financial instruments	69	67
Deferred tax assets	62,712	54,882
Inventories	318	254
Other receivables	42,640	78,765
Trade receivables	889	1,581
Total non-current assets	2,792,066	3,188,320
Current assets
Inventories	16,148	15,765
Other financial assets at fair value through profit or loss	4,884	12,792
Other financial assets at amortized cost	83,142	53,905
Other receivables	145,549	57,800
Current tax assets	3,779	10,852
Trade receivables	126,560	111,089
Cash and cash equivalents	369,848	385,265
Total current assets	749,910	647,468
Total assets	3,541,976	3,835,788
EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,322)	(4,600)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(482,852)	(251,145)
Legal reserves	3,676	1,081
Other reserves	(1,313,888)	(1,314,025)
Retained earnings	438,775	201,193
Total attributable to owners of the parent	724,980	716,095
Non-controlling interests	78,929	146,274
Total equity	803,909	862,369
Non-current liabilities
Borrowings	1,133,549	1,287,421
Deferred tax liabilities	137,315	232,458
Other liabilities	768,364	768,383
Lease liabilities	10,294	5,531
Trade payables	2,617	3,307
Total Non-current liabilities	2,052,139	2,297,100
Current liabilities
Borrowings	199,688	178,016
Other liabilities	345,864	357,078
Lease liabilities	3,687	3,278
Derivative financial instruments liabilities		51
Current tax liabilities	23,921	13,794
Trade payables	112,768	124,102
Total current liabilities	685,928	676,319
Total liabilities	2,738,067	2,973,419
Total equity and liabilities	$ 3,541,976	$ 3,835,788